Note 11 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 29,410	$ 24,765